Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net loss	$ (16,866)	¥ (123,121)	¥ (165,120)	¥ (138,390)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,222	8,917	6,545	7,718
Shared-based compensation	333	2,430	(885)	30,150
(Gain)/loss from disposal of property, equipment and software	25	183	(350)	(143)
Equity in loss of affiliates	693	5,061	7,276	7,051
Changes in fair value for equity securities	(1,149)	(8,387)	80,923	35,198
Inventory write-downs	1,743	12,722	9,270	4,792
Foreign exchange (income)/loss	319	2,330	8,313	(15,582)
Amortization of right of use assets	493	3,601	1,742	2,774
Change in estimate of refund payable to members				(1,282)
Loss/(gain) on disposal of long-term investments and subsidiaries	(37)	(272)	23	1,792
Reverse stock splits expense	209	1,524	4,356
Allowance for credit losses	2,105	15,364	37,098	21,233
Impairment of long-lived assets other than goodwill	3,574	26,090
Deferred income tax				14,925
Changes in operating assets and liabilities:
(Increase)/decrease in accounts receivable	1,133	8,271	(39,363)	(20,886)
Decrease in inventories	75	546	2,665	25,057
Decrease in advance to suppliers	582	4,248	18,683	26,699
Decrease in prepaid expenses and other current assets	1,771	12,930	32,464	95,158
(Increase)/decrease in other non-current assets	(18)	(128)	932	(1,373)
Decrease/(increase) in amounts due from related parties	96	699	(1,159)	739
Decrease in accounts payable	(4,075)	(29,745)	(24,722)	(58,292)
Decrease in incentive payables to members	(8,063)	(58,850)	(82,442)	(58,281)
Decrease in member management fees payable	(426)	(3,110)	(6,714)	(4,483)
Decrease in deferred revenue	(112)	(816)	(12,335)	(84,004)
Decrease in amount due to related parties	(259)	(1,890)	(7,073)	(5,022)
Decrease in other payable and accrued liabilities	(642)	(4,679)	(40,989)	(52,659)
Net cash used in operating activities	(17,274)	(126,082)	(170,862)	(167,111)
Cash flows from investing activities:
Purchase of property, equipment and software	(2,177)	(15,888)	(12,407)	(92,256)
Proceeds from disposal of property, equipment and software	14	105	640	976
Cash paid for short term investments			(7,159)	(465,242)
Cash received from maturity of short-term investments	1,007	7,350	214,374	651,402
Cash paid for factorings services				(73,322)
Cash received from factorings services	116	850	50,694	102,409
Cash paid for loans provided to third parties				(1,000)
Cash received from repayment of loans provided to third parties	1,517	11,075	83,439	25,790
Cash received from disposal of long-term investments	570	4,158	3,481	2,009
Impact to cash resulting from deconsolidation of subsidiaries	277	2,021	1,743	1,545
Cash paid for long-term investments			(40,770)	(60,000)
Cash dividends received from long-term investments	77	559		254
Purchase of land use rights	(24,200)	(176,645)
Cash received from acquisition of a subsidiary, net	13	85
Net cash generated from/(used in) investing activities	(22,786)	(166,330)	294,035	92,565
Cash flows from financing activities:
Net proceeds from exercise of share options				684
Cash paid for repurchase of common stocks			(20,978)	(95,436)
Cash paid for reverse stock splits expense	(110)	(805)	(4,356)
Capital injection from non-controlling shareholders				197
Capital injection from non-controlling shareholders	(27)	(196)
Capital injection from non-controlling shareholders	(1,688)	(12,318)	(17,399)	(49,711)
Net cash used in financing activities	(1,825)	(13,319)	(42,733)	(144,266)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	528	3,852	7,528	45,823
Net (decrease)/increase in cash, cash equivalents and restricted cash	(41,357)	(301,879)	87,968	(172,989)
Cash, cash equivalents and restricted cash at beginning of the year	74,625	544,711	456,743	629,732
Cash, cash equivalents and restricted cash at the end of the year	33,268	242,832	544,711	456,743
Supplemental disclosure of cash flow information
Cash paid for income tax	484	3,532	4,128	20,868
Supplemental schedule of non-cash investing and financing activities
Net settlement between factoring receivables and payables				3,441
Cash and cash equivalents	30,053			414,634
Restricted cash(Note 2.9)	3,215			42,109
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 33,268			¥ 456,743